Commitments and Contingencies - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Future minimum lease payments
Three months ending December 31, 2022	$ 264
2023	1,068	$ 483
2024	1,107	494
2025	1,147	506
2026	1,190	518
Thereafter	608	665
Total minimum lease payments	$ 5,384	$ 2,666